CONSOLIDATED STATEMENT OF MEMBERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Total	Common Stock [Member]	Preferred Stock [Member]	Total
Balances at April 26, 2021 (inception) at Dec. 31, 2019		$ (116,033)	$ 152,962	$ 36,929
Compensation costs related to incentive units			468	468
Net loss	$ (58,583)	(17,388)	(41,195)	(58,583)
Ending balance, value at Dec. 31, 2020		(133,421)	112,235	(21,186)
Compensation costs related to incentive units	364	364
Net loss	(24,703)	(24,703)
Balances at April 26, 2021 (inception) at Dec. 31, 2020		(133,421)	112,235	(21,186)
Compensation costs related to incentive units			543	543
Net loss	(73,151)	(20,895)	(52,256)	(73,151)
Warrants exercised			32,490	32,490
Ending balance, value at Dec. 31, 2021		(154,316)	93,012	(61,304)
Ending balance, value at Dec. 31, 2021		(154,316)	93,012	(61,304)
Balances at April 26, 2021 (inception) at Dec. 31, 2021		(154,316)	93,012	$ (61,304)
Compensation costs related to incentive units	184	184
Net loss	(52,613)	(52,613)
Compensation costs related to incentive units	46	46
Net loss	(176,384)	$ (176,384)
Ending balance, value at Sep. 30, 2022	$ (315,394)